RELATED PARTY TRANSACTIONS (Details) - USD ($)	Feb. 29, 2016	Aug. 31, 2015
RELATED PARTY TRANSACTIONS DETAILS:
Current loans	$ 639,108
Related party payables	639,108	$ 995,698
Accrued interest	$ 202,387	$ 532,454